Property, plant and equipment and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment and right-of-use assets
Schedule of property, plant and equipment and right-of-use assets

							Total
	Towers			Furniture and		Capital	(excluding
	and tower	Fiber	Land and	office	Motor	work in	right-of-use	Right-of-use
	equipment	assets	buildings	equipment	vehicles	progress	assets)	assets
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2022	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504
Additions during the year(a)	(20,994)	70,905	1,489	7,453	6,961	350,512	416,326	100,832
Additions through business combinations(b)	266,110	—	885	—	—	—	266,995	478,602
Reclassification	176,625	10,991	1,992	4,231	—	(193,839)	—	—
Transfer from advance payments	100,578	16,412	6,754	33	—	2,008	125,785	—
Disposals(c)	(239,350)	—	—	(459)	(1,286)	—	(241,095)	(17,755)
Exchange differences	(150,930)	15,184	(3,802)	(1,148)	(1,856)	(17,876)	(160,428)	(47,003)
At December 31, 2022	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180

At January 1, 2023	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180
Additions during the year(a)	64,165	32,293	3,017	3,775	4,481	351,362	459,093	123,281
Additions through business combinations (note 31)(b)	5,576	—	—	—	—	—	5,576	—
Reclassification	208,363	81,929	5,210	(2,300)	337	(293,539)	—	—
Transfer from advance payments	67,978	2,529	2,164	—	—	16,643	89,314	—
Disposals(c)	(122,022)	(35,575)	—	(1,743)	(2,216)	—	(161,556)	(52,271)
Exchange differences	(880,175)	3,431	(34,697)	(7,589)	(10,497)	(148,759)	(1,078,286)	(117,853)
Reclassified to assets held for sale	(111,551)	—	—	(52)	—	(127)	(111,730)	(1,347)
At December 31, 2023	2,193,901	448,789	39,280	24,399	19,382	212,738	2,938,489	1,116,990

At January 1, 2024	2,193,901	448,789	39,280	24,399	19,382	212,738	2,938,489	1,116,990
Additions during the year(a)	28,675	8,605	2,144	2,571	1,086	181,557	224,638	154,459
Reclassification	141,509	39,902	351	20,789	—	(202,551)	—	—
Transfer from advance payments	38,898	14,740	169	—	—	(2,001)	51,806	—
Disposals(c)	(19,885)	(538)	—	(1,292)	(741)	—	(22,456)	(99,606)
Disposal of subsidiary	(61,738)	—	—	(1,065)	—	(672)	(63,475)	(52,032)
Exchange differences	(452,347)	(119,820)	(14,403)	(6,694)	(5,184)	(68,362)	(666,810)	(200,283)
At December 31, 2024	1,869,013	391,678	27,541	38,708	14,543	120,709	2,462,192	919,528

Accumulated depreciation and impairment
At January 1, 2022	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853
Charge for the year(d)	268,999	54,152	315	5,800	4,610	—	333,876	88,615
Impairment	34,702	201	—	—	—	—	34,903	3,151
Disposals(c)	(234,117)	—	—	(301)	(1,272)	—	(235,690)	(13,237)
Exchange differences	(83,573)	(675)	(119)	(1,219)	(1,100)	—	(86,686)	(8,221)
At December 31, 2022	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161

At January 1, 2023	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161
Charge for the year(d)	216,776	65,246	358	4,173	4,017	—	290,570	95,895
Impairment	85,567	464	—	—	—	—	86,031	1,663
Disposals(c)	(120,503)	(34,506)	—	(1,723)	(2,141)	—	(158,873)	(23,920)
Exchange differences	(587,037)	6,143	(958)	(4,826)	(6,135)	—	(592,813)	(43,018)
Reclassified to assets held for sale	(87,290)	—	—	(8)	—	—	(87,298)	(700)
At December 31, 2023	1,068,839	96,379	1,233	19,053	12,750	—	1,198,254	230,081

At January 1, 2024	1,068,839	96,379	1,233	19,053	12,750	—	1,198,254	230,081
Charge for the year(d)	150,067	49,067	271	20,184	2,185	—	221,774	95,383
Impairment	11,603	441	—	31	4	—	12,079	1,828
Disposals(c)	(17,423)	(429)	—	(989)	(558)	—	(19,399)	(35,329)
Disposal of subsidiary	(25,169)	—	—	(413)	—	—	(25,582)	(27,456)
Exchange differences	(231,477)	(36,790)	(471)	(5,634)	(3,207)	—	(277,579)	(44,036)
At December 31, 2024	956,440	108,668	1,033	32,232	11,174	—	1,109,547	220,471

Net book value
At December 31, 2022	1,400,241	305,150	61,753	10,871	10,268	287,158	2,075,441	965,019
At December 31, 2023	1,125,062	352,410	38,047	5,346	6,632	212,738	1,740,235	886,909
At December 31, 2024	912,573	283,010	26,508	6,476	3,369	120,709	1,352,645	699,057
(a)	Includes net movements in assets relating to the decommissioning and site restoration provision.
(b)	Includes subsequent asset acquisitions on business combination transactions.
(c)

The disposals value of right-of-use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms. The amount for the year ended December 31, 2024, includes a reduction in lease term for certain assets in the IHS Latam tower business following the Oi judicial proceedings as described in note 15.1.

(d)

The charge for the period does not agree to the charge in the consolidated statement of income/(loss) and other comprehensive income/(loss) due to the indirect taxes benefit of $1.2 million (2022: $0.9 million, 2021: $0.4 million) in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

Schedule of depreciation expense

	2024	2023	2022
	$'000	$'000	$'000

Cost of sales (note 7)	304,384	373,889	411,579
Administrative expense (note 8)	11,583	11,314	9,995
	315,967	385,203	421,574